Reclassifications From Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2013
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Reclassifications From Accumulated Other Comprehensive Income

3. Reclassifications From Accumulated Other Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The guidance was issued in response to ASU No. 2011-05 and required disclosure of the effect of significant reclassifications out of accumulated other comprehensive income (“AOCI”) on the respective line items of net income, if the amounts reclassified are required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period. For other amounts not required to be reclassified to net income in their entirety in the same reporting period, or when a portion of the amount is reclassified to a balance sheet account instead of directly to income or expense, a cross reference to the related footnote disclosures for additional information should be provided. The new requirements were effective prospectively for fiscal years beginning on or after December 15, 2012, and for interim periods within those fiscal years. As the guidance impacted disclosure requirements only, the Company’s adoption of the guidance on January 1, 2013 did not have an impact on its results of operations, financial position or cash flows.

(In millions)	Foreign Currency Translation Adjustments	Pension Liability Adjustments	Total
Balance at December 31, 2011	$—	$—	$—

Other comprehensive income (loss) before reclassifications	(10)	—	(10)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net decrease in other comprehensive income (loss)	(10)	—	(10)

Balance at September 30, 2012	$(10)	$—	$(10)

(In millions)	Foreign Currency Translation Adjustments	Pension Liability Adjustments	Total
Balance at December 31, 2012	$2	$(1)	$1

Other comprehensive income (loss) before reclassifications	7	—	7
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net increase in other comprehensive income (loss)	7	—	7

Balance at September 30, 2013	$9	$(1)	$8

Details About Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Statement Where Net Income is Presented
Amortization of defined benefit pension items Actuarial gains (losses)	$—	(a)	Cost of sales; Selling, general and administrative expense

	$—	(a)	Total before tax

	—		Tax (expense) benefit
Total reclassifications for the period, net of tax	$—

(a)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost

There were no reclassifications out of AOCI for both the three and nine months ended September 30, 2012 and 2013.